INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
INTANGIBLE ASSETS
10.	INTANGIBLE ASSETS
The intangible assets consisted of the following:

	As of December 31,
	2019	2020
	RMB	RMB
Student base	110	12,510
Trademark	300	1,675

Total	410	14,185
Less: Accumulated amortization	(310)	(966)

	100	13,219

The Group recognized amortization expense of RMB173, RMB137 and RMB656 for the year
s
ended
December 31 2018, 2019 and 2020, respectively. As of December 31, 2020, the Group expects to recognize amortization expenses of RMB6,641, RMB6,124, RMB405, RMB8 and RMB8 for the next five years, respectively, and RMB33 thereafter.